Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index
II.	Inverse Mid‑Cap Strategy Fund, Inverse NASDAQ‑100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse S&P 500® Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	In each of the first, third, and last sentences of the paragraph, the reference to “opposite” is replaced with “inversely to”, “inverse”, and “inversely”, respectively.
●	The fifth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is further revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Inverse Mid‑Cap Strategy Fund	S&P MidCap 400® Index
Inverse NASDAQ‑100® Strategy Fund	NASDAQ‑100® Index
Inverse Russell 2000® Strategy Fund	Russell 2000® Index
Inverse S&P 500® Strategy Fund	S&P 500® Index
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
Dow 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Dow Jones Industrial Average® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Dow Jones Industrial Average®.
NASDAQ‑100® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the NASDAQ‑100 Index® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the NASDAQ‑100 Index®.
Russell 2000® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Russell 2000® Index.
S&P 500® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the S&P 500® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the S&P 500® Index.
Mid‑Cap 1.5x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P MidCap 400® Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P MidCap 400® Index.
Russell 2000® 1.5x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies included in the Russell 2000® Index.
IV.	Inverse Dow 2x Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The fourth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●	In the last sentence of the first paragraph, the reference to “opposite” is replaced with “inversely” and the reference to “underlying index” is replaced with “Dow Jones Industrial Average®”.
V.	Europe 1.25x Strategy Fund and Japan 2x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following is added as the ninth sentence of the first paragraph:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Europe 1.25x Strategy Fund	STOXX Europe 50® Index
Japan 2x Strategy Fund	Nikkei 225 Stock Average Index
VI.	Government Long Bond 1.2x Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following sentence is added as the second sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The now fourth and fifth sentences of the first paragraph are deleted in their entirety and replaced with the following two sentences:
Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the Fund’s 80% Policy (as set forth below) or to securities whose performance is highly correlated to those securities. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to that of the Fund’s benchmark, and expects to rebalance the Fund’s holdings daily to maintain such exposure.
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the following sentence:
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the most recently issued 30 Year U.S. Treasury Bonds.
VII.	Inverse Government Long Bond Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following sentence is added as the third sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●	In each of the first and now fourth sentences of the first paragraph, the reference to “opposite” is replaced with “inversely to” and “inverse”, respectively.
●
In the last sentence of the first paragraph, the reference to “opposite” is replaced with “inversely” and the phrase “fixed income securities issued by the U.S. government” is replaced with “the most recently issued 30 Year U.S. Treasury Bonds”.

VIII.	High Yield Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the following sentence is added as the second sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).

Government Long Bond 1.2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
VI.	Government Long Bond 1.2x Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following sentence is added as the second sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The now fourth and fifth sentences of the first paragraph are deleted in their entirety and replaced with the following two sentences:
Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the Fund’s 80% Policy (as set forth below) or to securities whose performance is highly correlated to those securities. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to that of the Fund’s benchmark, and expects to rebalance the Fund’s holdings daily to maintain such exposure.
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the following sentence:
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the most recently issued 30 Year U.S. Treasury Bonds.

Mid-Cap 1.5x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
Mid‑Cap 1.5x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P MidCap 400® Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P MidCap 400® Index.

Russell 2000(R) 1.5x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
Russell 2000® 1.5x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies included in the Russell 2000® Index.

Inverse Government Long Bond Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
VII.	Inverse Government Long Bond Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following sentence is added as the third sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●	In each of the first and now fourth sentences of the first paragraph, the reference to “opposite” is replaced with “inversely to” and “inverse”, respectively.
●
In the last sentence of the first paragraph, the reference to “opposite” is replaced with “inversely” and the phrase “fixed income securities issued by the U.S. government” is replaced with “the most recently issued 30 Year U.S. Treasury Bonds”.

S&P 500 Pure Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

S&P 500 Pure Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

S&P SmallCap 600 Pure Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

S&P SmallCap 600 Pure Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

S&P MidCap 400 Pure Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

S&P MidCap 400 Pure Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

Inverse Mid-Cap Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
II.	Inverse Mid‑Cap Strategy Fund, Inverse NASDAQ‑100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse S&P 500® Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	In each of the first, third, and last sentences of the paragraph, the reference to “opposite” is replaced with “inversely to”, “inverse”, and “inversely”, respectively.
●	The fifth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is further revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Inverse Mid‑Cap Strategy Fund	S&P MidCap 400® Index
Inverse NASDAQ‑100® Strategy Fund	NASDAQ‑100® Index
Inverse Russell 2000® Strategy Fund	Russell 2000® Index
Inverse S&P 500® Strategy Fund	S&P 500® Index

Inverse Russell 2000(R) Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
II.	Inverse Mid‑Cap Strategy Fund, Inverse NASDAQ‑100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse S&P 500® Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	In each of the first, third, and last sentences of the paragraph, the reference to “opposite” is replaced with “inversely to”, “inverse”, and “inversely”, respectively.
●	The fifth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is further revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Inverse Mid‑Cap Strategy Fund	S&P MidCap 400® Index
Inverse NASDAQ‑100® Strategy Fund	NASDAQ‑100® Index
Inverse Russell 2000® Strategy Fund	Russell 2000® Index
Inverse S&P 500® Strategy Fund	S&P 500® Index

Europe 1.25x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
V.	Europe 1.25x Strategy Fund and Japan 2x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following is added as the ninth sentence of the first paragraph:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Europe 1.25x Strategy Fund	STOXX Europe 50® Index
Japan 2x Strategy Fund	Nikkei 225 Stock Average Index

Japan 2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
V.	Europe 1.25x Strategy Fund and Japan 2x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The following is added as the ninth sentence of the first paragraph:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Europe 1.25x Strategy Fund	STOXX Europe 50® Index
Japan 2x Strategy Fund	Nikkei 225 Stock Average Index

S&P 500 2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
S&P 500® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the S&P 500® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the S&P 500® Index.

NASDAQ-100(R) 2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
NASDAQ‑100® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the NASDAQ‑100 Index® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the NASDAQ‑100 Index®.

Dow 2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
Dow 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Dow Jones Industrial Average® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Dow Jones Industrial Average®.

Inverse S&P 500 Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
II.	Inverse Mid‑Cap Strategy Fund, Inverse NASDAQ‑100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse S&P 500® Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	In each of the first, third, and last sentences of the paragraph, the reference to “opposite” is replaced with “inversely to”, “inverse”, and “inversely”, respectively.
●	The fifth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is further revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Inverse Mid‑Cap Strategy Fund	S&P MidCap 400® Index
Inverse NASDAQ‑100® Strategy Fund	NASDAQ‑100® Index
Inverse Russell 2000® Strategy Fund	Russell 2000® Index
Inverse S&P 500® Strategy Fund	S&P 500® Index

Inverse Dow 2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
IV.	Inverse Dow 2x Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	The fourth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●	In the last sentence of the first paragraph, the reference to “opposite” is replaced with “inversely” and the reference to “underlying index” is replaced with “Dow Jones Industrial Average®”.

NASDAQ-100(R) Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

Inverse NASDAQ-100(R) Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
II.	Inverse Mid‑Cap Strategy Fund, Inverse NASDAQ‑100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse S&P 500® Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●	In each of the first, third, and last sentences of the paragraph, the reference to “opposite” is replaced with “inversely to”, “inverse”, and “inversely”, respectively.
●	The fifth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).
●
The last sentence of the first paragraph is further revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Inverse Mid‑Cap Strategy Fund	S&P MidCap 400® Index
Inverse NASDAQ‑100® Strategy Fund	NASDAQ‑100® Index
Inverse Russell 2000® Strategy Fund	Russell 2000® Index
Inverse S&P 500® Strategy Fund	S&P 500® Index

Russell 2000(R) 2x Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.
●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).
●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
Russell 2000® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Russell 2000® Index.

High Yield Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.
VIII.	High Yield Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the following sentence is added as the second sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).